Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Financial assets (liabilities)	$ (71,902)	$ (59,919)
Trade and other payables
Financial liabilities
Financial liabilities	(62,833)	(67,369)
Derivatives
Financial liabilities
Financial liabilities	(22,879)	(15,652)
Accruals
Financial liabilities
Financial liabilities	(7,397)	(7,837)
Lease liabilities
Financial liabilities
Financial liabilities	(12,000)	(11,121)
Borrowings
Financial liabilities
Financial liabilities	(59,547)	(51,954)
Other financial assets
Financial assets
Financial assets	1,457	3,032
Loans
Financial assets
Financial assets	2,184	2,182
Trade and other receivables
Financial assets
Financial assets	27,148	31,354
Derivatives
Financial assets
Financial assets	21,226	22,563
Cash and cash equivalents
Financial assets
Financial assets	39,204	33,030
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(78,714)	(75,519)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(61,298)	(65,516)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(7,397)	7,837
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities	(12,000)	(11,121)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities	(59,547)	(51,954)
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities	(20,224)	(13,545)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(2,655)	(1,988)
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities	(2,655)	2,107
Measured at amortized cost | Other financial assets
Financial assets
Financial assets	26	26
Measured at amortized cost | Loans
Financial assets
Financial assets	1,807	1,725
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	27,148	31,354
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	32,547	27,804
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	9,467	17,588
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	1,431	3,006
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	377	457
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets	21,226	22,444
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	6,657	5,226
Derivative hedging instruments | Derivatives
Financial assets
Financial assets	$ 0	$ 119